Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepayments and Other Assets, Net [Abstract]
Loans receivable, net			¥ 668
Security deposits with real estate developers, net	17,801		21,905
Rental and other deposits, net	2,329		4,113
Other receivables, net	62,476		117,395
Prepayments and other assets, net	¥ 82,606	$ 11,812	¥ 144,081